FAIR VALUE MEASUREMENTS	12 Months Ended
Mar. 31, 2017
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS

19.FAIR VALUE MEASUREMENTS

(1)	Measured on a recurring basis

The following table summarizes the fair value of the Group’s financial assets and liabilities measured at recurring basis as of March 31, 2016 and 2017:

	As of March 31, 2016 Fair Value Measurements at the Reporting Date Using				As of March 31, 2017 Fair Value Measurements at the Reporting Date Using
	Quoted prices in active markets for identical instruments (level 1)	Significant other observable inputs (level 2)	Significant unobservable inputs (level 3)	Total balance	Quoted prices in active markets for identical instruments (level 1)	Significant other observable inputs (level 2)	Significant unobservable inputs (level 3)	Total balance
Long-term investments
Available-for-sale investments	—	—	7,083	7,083	—	—	6,801	6,801
Contingent consideration	—	—	2,846	2,846	—	—	2,626	2,626

Total	$—	$—	$9,929	$9,929	$—	$—	$9,427	$9,427

(2)	Measured at fair value on a non-recurring basis

Goodwill, acquired intangible assets, long-lived assets, equity method investments and cost method investments are measured at fair value on a non-recurring basis and they are recorded at fair value only when impairment is recognized.

The Group measured the fair value of acquired intangible assets, equity method investments and cost method investments using income approach based on which to recognize the impairment loss in respective years. These assets are considered at level 3 assets because the Group used unobservable inputs to determine their fair values. The Group estimated the fair value of these investee companies and acquired intangible assets based on discounted cash flow approach which requires significant judgments, including the estimation of future cash flows, which is dependent on internal forecasts, the estimation of long term growth rate of a company’s business, the estimation of the useful life over which cash flows will occur, and the determination of the weighted average cost of capital.

The Group did not recognize any impairment loss related to goodwill, acquired intangible assets, equity method investments and cost method investments for the years ended March 31, 2015, 2016 and 2017.